Derivative financial liabilities	6 Months Ended
Jun. 30, 2024
Derivative financial liabilities
Derivative financial liabilities

13Derivative financial liabilities

Convertible Senior Secured Notes consists of the following:

Mudrick
£ 000
As at December 31, 2023	109,291
Fair value movements	(5,914)
In-kind interest paid	8,483
Exchange differences on translation	910
As at June 30, 2024	112,770

On December 16, 2021 Mudrick Capital Management purchased Convertible Senior Secured Notes of an aggregate principal amount of £151,000 thousand ($200,000 thousand) for an aggregate purchase price of £145,000 thousand ($192,000 thousand). The Convertible Senior Secured Notes are initially convertible into up to 18,181,820 ordinary shares at an initial conversion rate of 90.9091 ordinary shares per £824 ($1,000).

In accordance with IFRS 9, this is treated as a hybrid instrument and is designated in its entirety as fair value through profit or loss. The valuation methods and assumptions are shown in note 14.

The Company has elected to pay interest in-kind at 9% per annum. Interest is paid semi-annually in arrears and on June 15, 2024 the Company authorised the payment of interest by increasing the nominal amount of the outstanding Convertible Senior Secured Notes by £8,483 thousand ($10,730 thousand).

Several covenants exist including the retention of $10 million cash. Accordingly, cash at bank includes £7,910 thousand retained for this purpose as at June 30, 2024.